Business Combinations, Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Detail) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		$ 18,326	$ 15,914	$ 13,371
Less: Intragroup transactions		(2,749)	(1,535)	(702)
Revenues		15,577	14,379	12,669
Operating EBITDA		2,681	2,839	2,397
Less: Depreciation and amortization		1,120	1,120	1,105
Operating earnings before other expenses, net		1,561	1,719	1,292
Other expenses, net		(467)	(82)	(1,763)
Financial expense		(401)	(658)	(773)
Other financing items, net		47	(79)	(115)
Revenues (including intragroup transactions), continuing and discontinued operations		18,582	16,268	13,876
Less: Intragroup transactions, continuing and discontinued operations		(2,749)	(1,535)	(717)
Revenues, continuing and discontinued operations		15,833	14,733	13,159
Operating EBITDA, continuing and discontinued operations		2,720	2,905	2,473
Less: Depreciation and amortization, continuing and discontinued operations		1,128	1,136	1,125
Operating earnings before other expenses, net, continuing and discontinued operations		1,592	1,769	1,348
Other expenses, net, continuing and discontinued operations		(475)	(124)	(1,784)
Financial expense, continuing and discontinued operations		(405)	(663)	(777)
Other financing items, net, continuing and discontinued operations		51	(69)	(109)
Discontinued Operations [member]
Disclosure of operating segments [line items]
Revenues		256	354	490
Revenues (including intragroup transactions), discontinued operations		256	354	505
Less: Intragroup transactions, discontinued operations				(15)
Operating EBITDA, discontinued operations		39	66	76
Less: Depreciation and amortization, discontinued operations		8	16	20
Operating earnings before other expenses, net, discontinued operations		31	50	56
Other expenses, net, discontinued operations		(8)	(42)	(21)
Financial expense, discontinued operations		(4)	(5)	(4)
Other financing items, net, discontinued operations		4	10	6
Mexico [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		3,842	3,466	2,812
Less: Intragroup transactions		(200)	(142)	(134)
Revenues		3,642	3,324	2,678
Operating EBITDA		1,133	1,164	931
Less: Depreciation and amortization		172	161	148
Operating earnings before other expenses, net		961	1,003	783
Other expenses, net		(69)	(43)	(46)
Financial expense		(28)	(29)	(31)
Other financing items, net		32	2	(4)
United States [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		5,038	4,359	3,994
Less: Intragroup transactions		(4)	(4)	(1)
Revenues		5,034	4,355	3,993
Operating EBITDA		762	778	747
Less: Depreciation and amortization		455	464	440
Operating earnings before other expenses, net		307	314	307
Other expenses, net		(205)	(127)	(1,350)
Financial expense		(55)	(47)	(53)
Other financing items, net		(21)	(19)	(20)
United Kingdom [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		982	940	739
Revenues		982	940	739
Operating EBITDA		195	141	88
Less: Depreciation and amortization		60	69	67
Operating earnings before other expenses, net		135	72	21
Other expenses, net		(8)	(3)	(73)
Financial expense		(8)	(8)	(9)
Other financing items, net		(8)	(17)	(77)
France [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		781	863	754
Revenues		781	863	754
Operating EBITDA		63	93	71
Less: Depreciation and amortization		50	50	48
Operating earnings before other expenses, net		13	43	23
Other expenses, net		1	(6)	(1)
Financial expense		(10)	(11)	(12)
Other financing items, net		2		3
Germany [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		485	472	489
Less: Intragroup transactions		(46)	(43)	(37)
Revenues		439	429	452
Operating EBITDA		40	69	67
Less: Depreciation and amortization		28	28	28
Operating earnings before other expenses, net		12	41	39
Other expenses, net		2		(3)
Financial expense		(2)	(2)	(2)
Other financing items, net		(3)	(2)	(3)
Spain [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		382	359	319
Less: Intragroup transactions		(36)	(25)	(16)
Revenues		346	334	303
Operating EBITDA		6	(6)	25
Less: Depreciation and amortization		28	33	39
Operating earnings before other expenses, net		(22)	(39)	(14)
Other expenses, net		(113)	(331)	(195)
Financial expense		(2)	(3)	(3)
Other financing items, net		2	51	(9)
Poland [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		419	405	377
Less: Intragroup transactions		(4)	(6)	(7)
Revenues		415	399	370
Operating EBITDA		64	73	74
Less: Depreciation and amortization		22	25	25
Operating earnings before other expenses, net		42	48	49
Other expenses, net		1	(4)	(1)
Financial expense		(2)	(2)	(2)
Other financing items, net		4	1	1
Rest of EMEAA [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		707	618	582
Less: Intragroup transactions		(1)	(5)	(9)
Revenues		706	613	573
Operating EBITDA		116	87	75
Less: Depreciation and amortization		55	56	56
Operating earnings before other expenses, net		61	31	19
Other expenses, net		(10)	(110)	(26)
Financial expense		(4)	(3)	(3)
Other financing items, net		2	1	(22)
Colombia [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	[1]	429	437	404
Revenues	[1]	429	437	404
Operating EBITDA	[1]	61	87	86
Less: Depreciation and amortization	[1]	24	26	25
Operating earnings before other expenses, net	[1]	37	61	61
Other expenses, net	[1]	12	(19)	(14)
Financial expense	[1]	(7)	(7)	(5)
Other financing items, net	[1]	22	(12)	(13)
Panama [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	[1]	149	121	80
Less: Intragroup transactions	[1]	(34)	(23)	(7)
Revenues	[1]	115	98	73
Operating EBITDA	[1]	28	31	12
Less: Depreciation and amortization	[1]	16	16	16
Operating earnings before other expenses, net	[1]	12	15	(4)
Other expenses, net	[1]	(2)	(2)	(19)
Financial expense	[1]			(1)
Other financing items, net	[1]			1
Caribbean TCL [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	[2]	302	280	251
Less: Intragroup transactions	[2]	(8)	(7)	(7)
Revenues	[2]	294	273	244
Operating EBITDA	[2]	74	65	65
Less: Depreciation and amortization	[2]	17	19	22
Operating earnings before other expenses, net	[2]	57	46	43
Other expenses, net	[2]	(19)	(1)	(9)
Financial expense	[2]	(4)	(6)	(6)
Other financing items, net	[2]	(1)	(6)	(8)
Dominican Republic [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		348	299	229
Less: Intragroup transactions		(6)	(8)	(11)
Revenues		342	291	218
Operating EBITDA		133	128	84
Less: Depreciation and amortization		8	7	8
Operating earnings before other expenses, net		125	121	76
Other expenses, net		(1)	3	(5)
Financial expense		(1)		(1)
Other financing items, net		(3)	(1)	4
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	[1]	394	465	393
Less: Intragroup transactions	[1]	(1)	(21)	(3)
Revenues	[1]	393	444	390
Operating EBITDA	[1]	90	110	100
Less: Depreciation and amortization	[1]	13	13	15
Operating earnings before other expenses, net	[1]	77	97	85
Other expenses, net	[1]	(2)	(5)	(38)
Financial expense	[1]	(2)	(2)	(2)
Other financing items, net	[1]	(3)	(3)	7
Philippines [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	[3]	379	424	398
Revenues	[3]	379	424	398
Operating EBITDA	[3]	84	114	118
Less: Depreciation and amortization	[3]	37	40	46
Operating earnings before other expenses, net	[3]	47	74	72
Other expenses, net	[3]	(2)	(1)	(1)
Financial expense	[3]	18	17	2
Other financing items, net	[3]	(9)	(2)	2
Israel [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		840	785	754
Revenues		840	785	754
Operating EBITDA		112	114	115
Less: Depreciation and amortization		46	45	28
Operating earnings before other expenses, net		66	69	87
Other expenses, net		5	(1)
Financial expense		(4)	(4)	(4)
Other financing items, net		0	2	1
Other Locations [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)		2,849	1,621	796
Less: Intragroup transactions		(2,409)	(1,251)	(470)
Revenues		440	370	326
Operating EBITDA		(280)	(209)	(261)
Less: Depreciation and amortization		89	68	94
Operating earnings before other expenses, net		(369)	(277)	(355)
Other expenses, net		(57)	568	18
Financial expense		(290)	(551)	(641)
Other financing items, net		$ 31	$ (74)	$ 22

[1]	CEMEX Latam Holdings, S.A. (“CLH”), a company incorporated in Spain, trades its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Guatemala and Nicaragua, and until August 31, 2022, of the operations in Costa Rica and El Salvador. At year end 2022 and 2021, there is a non-controlling interest in CLH of 4.70% and 7.74%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 21.4).
[2]	The shares of TCL trade on the Trinidad and Tobago Stock Exchange. As of December 31, 2022 and 2021, there is a non-controlling interest in TCL of 30.17% of its ordinary shares in both years (note 21.4).
[3]	CEMEX’s operations in the Philippines are mainly conducted through CEMEX Holdings Philippines, Inc. (“CHP”), a Philippine company whose shares trade on the Philippines Stock Exchange. As of December 31, 2022 and 2021, there is a non-controlling interest in CHP of 22.10% and 22.16%, respectively, of its ordinary shares (note 21.4).